Short-term Investments - Additional information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Short-term Investments
Gross unrecognized holding gain of the held-to-maturity debt securities	¥ 0		¥ 0
Costs of equity securities	35,737,847		15,351,531		$ 4,896,065
Net unrealized gain on debt trading securities	8,741,557	$ 1,197,588	1,799,555
Interest income related to time deposits and held-to-maturity debt securities	7,314,780	1,002,121	5,750,934	¥ 2,442,413
Short-term investments, fair value	506,126		524,063		69,339
Unrealized loss	25,485	$ 3,491	749,967	¥ 221,640
Carrying amount of loan investments included in other debt investments	¥ 12,119,285		¥ 0		$ 1,660,335